Notes Payable, Net - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended	9 Months Ended	12 Months Ended
	Nov. 20, 2020	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2020
Debt Instrument [Line Items]
Redemption price, principal amount redeemed (in percent)	100.00%
Interest expense		$ 22,710	$ 73,232	$ 118,649	$ 82,955
Debt Instrument, Redemption, Period One | Senior unsecured notes
Debt Instrument [Line Items]
Redemption price, principal amount redeemed (in percent)	103.938%
Debt Instrument, Redemption, Period Two | Senior unsecured notes
Debt Instrument [Line Items]
Redemption price, principal amount redeemed (in percent)	101.969%
Debt Instrument, Redemption, Period Three | Senior unsecured notes
Debt Instrument [Line Items]
Redemption price, principal amount redeemed (in percent)	100.00%
Debt Instrument, Redemption, Period Five | Senior unsecured notes
Debt Instrument [Line Items]
Redemption price, principal amount redeemed (in percent)	101.00%
Senior unsecured notes | Senior Notes
Debt Instrument [Line Items]
Long-term debt, gross	$ 350,000		350,000	350,000
Interest expense		$ 7,700	$ 22,600	$ 31,000	$ 4,300